CERTAIN TRANSACTIONS (Tables)	0 Months Ended
Sep. 30, 2011
Certain Transactions Tables [Abstract]
Estimated fair values of assets acquired and liabilities assumed
U.S. $
in millions
Current assets	$2,378
Investment and non-current assets	482
Property, plant and equipment	534
Goodwill and identifiable intangible assets	7,733
Total assets acquired	11,127

Current liabilities	2,733
Long-term liabilities, including deferred taxes	1,821
Total liabilities assumed	4,554
Net assets acquired	$6,573